FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 31, 2022
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS [Text Block]

23. FINANCIAL INSTRUMENTS

The following tables present information about the Company's financial instruments and their classifications as of January 31, 2022 and 2021 and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value:

Fair value measurements at January 31, 2022 using:

	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Conversion features of convertible promissory notes (note 14)	-	-	-	-
Earn out shares (note 14)	-	-	1,006,368	1,006,368

Fair value measurements at January 31, 2021 using:

	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Conversion features of convertible promissory notes (note 14)	-	-	485,157	485,157
Earn out shares (note 14)	-	-	9,273,970	9,273,970

The fair value of the conversion feature of convertible promissory notes was determined using the Black-Scholes option pricing model. The assumptions in the model were based on the share price and other active market data that is observable as well as unobservable estimates and therefore represent a level 3 measurement.

The fair value of the derivative liability associated with the earn out shares was derived using a Monte Carlo simulation using non-observable inputs, and therefore represent a level 3 measurement.